Shareholder Report	5 Months Ended			8 Months Ended	12 Months Ended
	Dec. 03, 2021	Nov. 29, 2017	Nov. 20, 2017	Feb. 25, 2025	Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type					N-CSR
Amendment Flag					false
Registrant Name					FORUM FUNDS
Entity Central Index Key					0000315774
Entity Investment Company Type					N-1A
Document Period End Date					Jun. 30, 2025
C000012489
Shareholder Report [Line Items]
Fund Name					DF Dent Premier Growth Fund
Trading Symbol					DFDPX
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about the DF Dent Premier Growth Fund for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the DF Dent Premier Growth Fund for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

Additional Information Phone Number					(866) 233-3368
Additional Information Website					https://dfdent.com/literature/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DF Dent Premier Growth Fund	$105	0.99%

Expenses Paid, Amount					$ 105
Expense Ratio, Percent					0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the period from July 1, 2024, through June 30, 2025, the DF Dent Premier Growth Fund underperformed its benchmark, the S&P 500 Index. The underperformance was a function of stock selection rather than sector allocation.

The largest detractors from performance were stock selection in Industrials and Communication Services and our overweight in Health Care. Within Health Care, our positions in Life Science stocks broadly detracted from performance. Stock selection in Information Technology also detracted from performance, primarily due to not owning AI winners like NVIDIA Corp. (NVDA) and Broadcom, Inc. (AVGO), and our underweight to the mega cap technology and technology services stocks known as the Magnificent 7 (Apple, Microsoft, Amazon, Alphabet, Meta Platforms, NVIDIA, and Tesla). The Communications sector also underperformed, driven by both stock selection and sector allocation. Notably, the Real Estate and Materials sectors contributed positively to the portfolio’s performance, as did an underweight in the Energy sector and an overweight in the Industrials sector.

The Information Technology and Financials sectors were the largest contributors to the benchmark’s return. The Energy and Health Care sectors were the only detractors from the benchmark’s performance.

Top Contributors

  Guidewire Software, Inc.

  HEICO Corp., Class A

  Visa, Inc., Class A

  CBRE Group, Inc., Class A

  Veeva Systems, Inc., Class A

Top Detractors

  West Pharmaceutical Services, Inc.

  Bio-Techne Corp.

  Thermo Fisher Scientific, Inc.

  Danaher Corp.

  ASML Holding NV

Performance Past Does Not Indicate Future [Text]					The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	DF Dent Premier Growth Fund	S&P 500® Index
6/30/15	$10,000	$10,000
9/30/15	$9,442	$9,356
12/31/15	$9,878	$10,015
3/31/16	$9,649	$10,150
6/30/16	$9,794	$10,399
9/30/16	$10,335	$10,800
12/31/16	$10,118	$11,213
3/31/17	$10,892	$11,893
6/30/17	$11,813	$12,260
9/30/17	$12,563	$12,810
12/31/17	$13,339	$13,661
3/31/18	$14,111	$13,557
6/30/18	$14,764	$14,023
9/30/18	$15,972	$15,104
12/31/18	$13,587	$13,062
3/31/19	$16,283	$14,845
6/30/19	$17,884	$15,483
9/30/19	$18,104	$15,746
12/31/19	$19,416	$17,175
3/31/20	$16,457	$13,809
6/30/20	$20,892	$16,645
9/30/20	$22,267	$18,132
12/31/20	$24,915	$20,335
3/31/21	$24,822	$21,590
6/30/21	$27,361	$23,436
9/30/21	$27,536	$23,572
12/31/21	$29,182	$26,172
3/31/22	$26,035	$24,968
6/30/22	$21,055	$20,948
9/30/22	$19,742	$19,925
12/31/22	$20,996	$21,432
3/31/23	$22,605	$23,038
6/30/23	$24,273	$25,053
9/30/23	$22,984	$24,232
12/31/23	$26,123	$27,066
3/31/24	$28,571	$29,923
6/30/24	$28,125	$31,204
9/30/24	$30,433	$33,041
12/31/24	$29,952	$33,837
3/31/25	$29,000	$32,392
6/30/25	$31,517	$35,936

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
DF Dent Premier Growth Fund	12.06%	8.57%	12.16%
S&P 500® Index	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]					The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet					$ 236,200,273
Holdings Count | Holding					40
Advisory Fees Paid, Amount					$ 1,943,886
InvestmentCompanyPortfolioTurnover					15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$236,200,273
# of Portfolio Holdings	40
Portfolio Turnover Rate	15%
Investment Advisory Fees (Net of fees waived)	$1,943,886

Holdings [Text Block]

Sector Weightings

(% total investments)*

Value	Value
Information Technology	27.2%
Industrials	20.7%
Financials	18.5%
Health Care	12.9%
Materials	6.5%
Consumer Discretionary	5.8%
Real Estate	4.4%
Communication Services	4.0%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)*

Amazon.com, Inc.	5.84%
Visa, Inc., Class A	5.58%
Mastercard, Inc., Class A	5.11%
Microsoft Corp.	4.79%
HEICO Corp., Class A	4.78%
Alphabet, Inc., Class C	3.96%
TransDigm Group, Inc.	3.74%
Veeva Systems, Inc., Class A	3.46%
S&P Global, Inc.	3.29%
Guidewire Software, Inc.	2.88%

* excluding cash equivalents

C000102025
Shareholder Report [Line Items]
Fund Name					DF Dent Midcap Growth Fund
Class Name					Investor
Trading Symbol					DFDMX
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

Additional Information Phone Number					(866) 233-3368
Additional Information Website					https://dfdent.com/literature/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$99	0.93%

Expenses Paid, Amount					$ 99
Expense Ratio, Percent					0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the period from July 1, 2024, through June 30th, 2025, the DF Dent Midcap Growth Fund outperformed the Russell 2500 Index while underperforming the Russell Midcap Growth Index.

The outperformance relative to the Russell 2500 Index was driven primarily by stock selection within Real Estate, Materials, and Financials. Financials, Industrials, and Information Technology were the top performing sectors in the Russell 2500 Index. Being overweight Technology and underweight Energy also contributed to the Fund’s performance. This was offset by stock selection in Consumer Discretionary and our overweight to Life Sciences within Health Care as they detracted from performance. Healthcare, followed by Energy, were the two detractors from the benchmark’s performance.

The underperformance relative to the Russell Midcap Growth Index was primarily due to our cautious view towards AI-driven investment themes. Not owning AI winners, Palantir Technologies, Inc. (PLTR), AppLovin Corp. (APP), and Vistra Corp. (VST) alone almost accounted for our portfolio’s shortfall for the year. Stock selection in Health Care, Industrials, Consumer Discretionary, and especially Information Technology detracted from performance. Overweighting Materials and underweighting Utilities also hindered performance. On the positive side, stock selection within Financials, Real Estate, and Materials and being underweight in both Consumer Staples and Consumer Discretionary were the largest contributors to performance. Consumer Staples and Materials were the two detractors from the benchmark’s performance.

Top Contributors

  Goosehead Insurance, Inc., Class A

  CBRE Group, Inc., Class A

  Veeva Systems, Inc., Class A

  HEICO Corp., Class A

  Guidewire Software, Inc.

Top Detractors

  Bio-Techne Corp.

  Edwards Lifesciences Corp.

  West Pharmaceutical Services, Inc.

  Booz Allen Hamilton Holding Corp.

  Microchip Technology, Inc.

Performance Past Does Not Indicate Future [Text]					The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Investor Shares	Russell 2500 Index	Russell Midcap Growth Index
6/30/15	$10,000	$10,000	$10,000
9/30/15	$9,201	$8,970	$9,201
12/31/15	$9,484	$9,264	$9,580
3/31/16	$9,465	$9,301	$9,635
6/30/16	$9,751	$9,633	$9,786
9/30/16	$10,163	$10,265	$10,235
12/31/16	$9,886	$10,894	$10,282
3/31/17	$10,553	$11,303	$10,991
6/30/17	$11,480	$11,544	$11,454
9/30/17	$12,140	$12,092	$12,059
12/31/17	$12,973	$12,725	$12,880
3/31/18	$13,654	$12,695	$13,160
6/30/18	$14,145	$13,419	$13,576
9/30/18	$15,195	$14,050	$14,604
12/31/18	$12,948	$11,452	$12,268
3/31/19	$15,425	$13,264	$14,675
6/30/19	$17,012	$13,657	$15,468
9/30/19	$17,164	$13,481	$15,364
12/31/19	$18,146	$14,632	$16,620
3/31/20	$15,455	$10,283	$13,289
6/30/20	$19,587	$13,015	$17,311
9/30/20	$20,504	$13,781	$18,933
12/31/20	$23,666	$17,558	$22,534
3/31/21	$23,346	$19,477	$22,407
6/30/21	$25,332	$20,537	$24,888
9/30/21	$25,512	$19,986	$24,698
12/31/21	$26,577	$20,750	$25,402
3/31/22	$22,984	$19,543	$22,207
6/30/22	$18,500	$16,224	$17,527
9/30/22	$17,266	$15,767	$17,413
12/31/22	$18,466	$16,938	$18,615
3/31/23	$20,057	$17,513	$20,315
6/30/23	$21,263	$18,428	$21,582
9/30/23	$20,029	$17,547	$20,454
12/31/23	$22,696	$19,890	$23,429
3/31/24	$24,424	$21,266	$25,654
6/30/24	$22,861	$20,357	$24,830
9/30/24	$25,282	$22,138	$26,454
12/31/24	$25,227	$22,276	$28,608
3/31/25	$24,747	$20,605	$26,571
6/30/25	$25,960	$22,374	$31,408

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Investor Shares	13.56%	5.79%	10.01%
Russell 2500 Index	9.91%	11.44%	8.39%
Russell Midcap Growth Index	26.49%	12.65%	12.13%

No Deduction of Taxes [Text Block]					The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]					Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell Midcap Growth Index to the Russell 2500 Index due to regulatory requirements. The Fund retained the Russell Midcap Growth Index as a secondary benchmark because the Russell Midcap Growth Index more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]					The Fund retained the Russell Midcap Growth Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet					$ 366,744,514
Holdings Count | Holding					40
Advisory Fees Paid, Amount					$ 2,883,598
InvestmentCompanyPortfolioTurnover					59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$366,744,514
# of Portfolio Holdings	40
Portfolio Turnover Rate	59%
Investment Advisory Fees (Net of fees waived)	$2,883,598

Holdings [Text Block]

Sector Weightings

(% total investments)*

Value	Value
Industrials	28.2%
Information Technology	23.3%
Health Care	15.0%
Financials	12.2%
Materials	9.9%
Real Estate	8.5%
Consumer Discretionary	2.9%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)*

HEICO Corp., Class A	5.82%
Ecolab, Inc.	5.16%
Vulcan Materials Co.	4.75%
Veeva Systems, Inc., Class A	4.29%
CBRE Group, Inc., Class A	4.26%
CoStar Group, Inc.	4.23%
Veralto Corp.	4.08%
Appfolio, Inc.	3.95%
TransDigm Group, Inc.	3.62%
Goosehead Insurance, Inc., Class A	3.48%

* excluding cash equivalents

C000195205
Shareholder Report [Line Items]
Fund Name					DF Dent Midcap Growth Fund
Class Name					Institutional
Trading Symbol					DFMGX
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

Additional Information Phone Number					(866) 233-3368
Additional Information Website					https://dfdent.com/literature/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$90	0.85%

Expenses Paid, Amount					$ 90
Expense Ratio, Percent					0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the period from July 1, 2024, through June 30th, 2025, the DF Dent Midcap Growth Fund outperformed the Russell 2500 Index while underperforming the Russell Midcap Growth Index.

The outperformance relative to the Russell 2500 Index was driven primarily by stock selection within Real Estate, Materials, and Financials. Financials, Industrials, and Information Technology were the top performing sectors in the Russell 2500 Index. Being overweight Technology and underweight Energy also contributed to the Fund’s performance. This was offset by stock selection in Consumer Discretionary and our overweight to Life Sciences within Health Care as they detracted from performance. Healthcare, followed by Energy, were the two detractors from the benchmark’s performance.

The underperformance relative to the Russell Midcap Growth Index was primarily due to our cautious view towards AI-driven investment themes. Not owning AI winners, Palantir Technologies, Inc. (PLTR), AppLovin Corp. (APP), and Vistra Corp. (VST) alone almost accounted for our portfolio’s shortfall for the year. Stock selection in Health Care, Industrials, Consumer Discretionary, and especially Information Technology detracted from performance. Overweighting Materials and underweighting Utilities also hindered performance. On the positive side, stock selection within Financials, Real Estate, and Materials and being underweight in both Consumer Staples and Consumer Discretionary were the largest contributors to performance. Consumer Staples and Materials were the two detractors from the benchmark’s performance.

Top Contributors

  Goosehead Insurance, Inc., Class A

  CBRE Group, Inc., Class A

  Veeva Systems, Inc., Class A

  HEICO Corp., Class A

  Guidewire Software, Inc.

Top Detractors

  Bio-Techne Corp.

  Edwards Lifesciences Corp.

  West Pharmaceutical Services, Inc.

  Booz Allen Hamilton Holding Corp.

  Microchip Technology, Inc.

Performance Past Does Not Indicate Future [Text]					The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Institutional SharesFootnote Reference1	Russell 2500 Index	Russell Midcap Growth Index
6/30/15	$500,000	$500,000	$500,000
9/30/15	$460,049	$448,516	$460,052
12/31/15	$474,212	$463,217	$478,998
3/31/16	$473,260	$465,037	$481,771
6/30/16	$487,534	$481,650	$489,299
9/30/16	$508,152	$513,260	$511,767
12/31/16	$494,313	$544,693	$514,102
3/31/17	$527,648	$565,152	$549,544
6/30/17	$574,000	$577,215	$572,708
9/30/17	$607,018	$604,585	$602,964
12/31/17	$648,635	$636,258	$644,003
3/31/18	$682,707	$634,737	$658,007
6/30/18	$707,544	$670,973	$678,783
9/30/18	$760,403	$702,484	$730,198
12/31/18	$648,058	$572,620	$613,409
3/31/19	$772,204	$663,195	$733,767
6/30/19	$852,223	$682,831	$773,403
9/30/19	$859,797	$674,075	$768,194
12/31/19	$909,555	$731,614	$830,984
3/31/20	$775,016	$514,165	$664,455
6/30/20	$982,306	$650,752	$865,525
9/30/20	$1,028,814	$689,033	$946,656
12/31/20	$1,187,571	$877,889	$1,126,702
3/31/21	$1,171,577	$973,832	$1,120,333
6/30/21	$1,271,208	$1,026,829	$1,244,378
9/30/21	$1,280,538	$999,292	$1,234,921
12/31/21	$1,333,792	$1,037,506	$1,270,111
3/31/22	$1,153,485	$977,155	$1,110,327
6/30/22	$928,616	$811,224	$876,361
9/30/22	$866,571	$788,367	$870,639
12/31/22	$926,902	$846,924	$930,725
3/31/23	$1,006,772	$875,637	$1,015,755
6/30/23	$1,067,445	$921,389	$1,079,081
9/30/23	$1,005,400	$877,328	$1,022,710
12/31/23	$1,139,774	$994,486	$1,171,474
3/31/24	$1,226,499	$1,063,299	$1,282,724
6/30/24	$1,148,344	$1,017,848	$1,241,506
9/30/24	$1,269,691	$1,106,896	$1,322,717
12/31/24	$1,266,949	$1,113,775	$1,430,407
3/31/25	$1,243,296	$1,030,227	$1,328,559
6/30/25	$1,304,655	$1,118,678	$1,570,381

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional SharesFootnote Reference1	13.61%	5.84%	10.07%
Russell 2500 Index	9.91%	11.44%	8.39%
Russell Midcap Growth Index	26.49%	12.65%	12.13%

Performance Inception Date		Nov. 29, 2017
No Deduction of Taxes [Text Block]					The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]					Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell Midcap Growth Index to the Russell 2500 Index due to regulatory requirements. The Fund retained the Russell Midcap Growth Index as a secondary benchmark because the Russell Midcap Growth Index more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]					The Fund retained the Russell Midcap Growth Index as a secondary benchmark
AssetsNet					$ 366,744,514
Holdings Count | Holding					40
Advisory Fees Paid, Amount					$ 2,883,598
InvestmentCompanyPortfolioTurnover					59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$366,744,514
# of Portfolio Holdings	40
Portfolio Turnover Rate	59%
Investment Advisory Fees (Net of fees waived)	$2,883,598

Holdings [Text Block]

Sector Weightings

(% total investments)*

Value	Value
Industrials	28.2%
Information Technology	23.3%
Health Care	15.0%
Financials	12.2%
Materials	9.9%
Real Estate	8.5%
Consumer Discretionary	2.9%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)*

HEICO Corp., Class A	5.82%
Ecolab, Inc.	5.16%
Vulcan Materials Co.	4.75%
Veeva Systems, Inc., Class A	4.29%
CBRE Group, Inc., Class A	4.26%
CoStar Group, Inc.	4.23%
Veralto Corp.	4.08%
Appfolio, Inc.	3.95%
TransDigm Group, Inc.	3.62%
Goosehead Insurance, Inc., Class A	3.48%

* excluding cash equivalents

C000231957
Shareholder Report [Line Items]
Fund Name					DF Dent Midcap Growth Fund
Class Name					Institutional Plus
Trading Symbol					DFMLX
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

Additional Information Phone Number					(866) 233-3368
Additional Information Website					https://dfdent.com/literature/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$84	0.79%

Expenses Paid, Amount					$ 84
Expense Ratio, Percent					0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the period from July 1, 2024, through June 30th, 2025, the DF Dent Midcap Growth Fund outperformed the Russell 2500 Index while underperforming the Russell Midcap Growth Index.

The outperformance relative to the Russell 2500 Index was driven primarily by stock selection within Real Estate, Materials, and Financials. Financials, Industrials, and Information Technology were the top performing sectors in the Russell 2500 Index. Being overweight Technology and underweight Energy also contributed to the Fund’s performance. This was offset by stock selection in Consumer Discretionary and our overweight to Life Sciences within Health Care as they detracted from performance. Healthcare, followed by Energy, were the two detractors from the benchmark’s performance.

The underperformance relative to the Russell Midcap Growth Index was primarily due to our cautious view towards AI-driven investment themes. Not owning AI winners, Palantir Technologies, Inc. (PLTR), AppLovin Corp. (APP), and Vistra Corp. (VST) alone almost accounted for our portfolio’s shortfall for the year. Stock selection in Health Care, Industrials, Consumer Discretionary, and especially Information Technology detracted from performance. Overweighting Materials and underweighting Utilities also hindered performance. On the positive side, stock selection within Financials, Real Estate, and Materials and being underweight in both Consumer Staples and Consumer Discretionary were the largest contributors to performance. Consumer Staples and Materials were the two detractors from the benchmark’s performance.

Top Contributors

  Goosehead Insurance, Inc., Class A

  CBRE Group, Inc., Class A

  Veeva Systems, Inc., Class A

  HEICO Corp., Class A

  Guidewire Software, Inc.

Top Detractors

  Bio-Techne Corp.

  Edwards Lifesciences Corp.

  West Pharmaceutical Services, Inc.

  Booz Allen Hamilton Holding Corp.

  Microchip Technology, Inc.

Performance Past Does Not Indicate Future [Text]					The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Institutional Plus SharesFootnote Reference1	Russell 2500 Index	Russell Midcap Growth Index
6/30/15	$100,000,000	$100,000,000	$100,000,000
9/30/15	$92,009,834	$89,703,265	$92,010,456
12/31/15	$94,842,378	$92,643,368	$95,799,523
3/31/16	$94,652,059	$93,007,402	$96,354,131
6/30/16	$97,506,846	$96,330,089	$97,859,757
9/30/16	$101,630,428	$102,652,005	$102,353,449
12/31/16	$98,862,605	$108,938,560	$102,820,320
3/31/17	$105,529,641	$113,030,473	$109,908,853
6/30/17	$114,799,994	$115,443,073	$114,541,652
9/30/17	$121,403,534	$120,916,927	$120,592,795
12/31/17	$129,726,979	$127,251,596	$128,800,546
3/31/18	$136,541,307	$126,947,441	$131,601,341
6/30/18	$141,445,076	$134,194,573	$135,756,563
9/30/18	$151,953,153	$140,496,896	$146,039,550
12/31/18	$129,484,150	$114,524,001	$122,681,896
3/31/19	$154,248,159	$132,638,904	$146,753,313
6/30/19	$170,120,834	$136,566,190	$154,680,668
9/30/19	$171,635,654	$134,814,997	$153,638,868
12/31/19	$181,455,440	$146,322,843	$166,196,795
3/31/20	$154,546,083	$102,833,037	$132,891,010
6/30/20	$195,873,539	$130,150,425	$173,105,035
9/30/20	$205,042,653	$137,806,517	$189,331,197
12/31/20	$236,662,940	$175,577,789	$225,340,380
3/31/21	$233,463,891	$194,766,305	$224,066,644
6/30/21	$253,324,651	$205,365,803	$248,875,554
9/30/21	$255,124,115	$199,858,444	$246,984,248
12/31/21	$265,733,306	$207,501,203	$254,022,184
3/31/22	$229,810,479	$195,430,958	$222,065,371
6/30/22	$185,077,682	$162,244,784	$175,272,281
9/30/22	$172,784,699	$157,673,366	$174,127,787
12/31/22	$184,804,504	$169,384,851	$186,145,062
3/31/23	$200,785,382	$175,127,499	$203,151,085
6/30/23	$212,873,481	$184,277,814	$215,816,115
9/30/23	$200,512,204	$175,465,507	$204,541,925
12/31/23	$227,351,883	$198,897,230	$234,294,897
3/31/24	$244,698,647	$212,659,888	$256,544,835
6/30/24	$229,127,536	$203,569,512	$248,301,171
9/30/24	$253,576,912	$221,379,100	$264,543,334
12/31/24	$253,098,852	$222,755,013	$286,081,327
3/31/25	$248,386,542	$206,045,412	$265,711,876
6/30/25	$260,679,524	$223,735,646	$314,076,236

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Plus SharesFootnote Reference1	13.77%	5.88%	10.06%
Russell 2500 Index	9.91%	11.44%	8.39%
Russell Midcap Growth Index	26.49%	12.65%	12.13%

Performance Inception Date	Dec. 03, 2021
No Deduction of Taxes [Text Block]					The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]					Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell Midcap Growth Index to the Russell 2500 Index due to regulatory requirements. The Fund retained the Russell Midcap Growth Index as a secondary benchmark because the Russell Midcap Growth Index more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]					The Fund retained the Russell Midcap Growth Index as a secondary benchmark
AssetsNet					$ 366,744,514
Holdings Count | Holding					40
Advisory Fees Paid, Amount					$ 2,883,598
InvestmentCompanyPortfolioTurnover					59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$366,744,514
# of Portfolio Holdings	40
Portfolio Turnover Rate	59%
Investment Advisory Fees (Net of fees waived)	$2,883,598

Holdings [Text Block]

Sector Weightings

(% total investments)*

Value	Value
Industrials	28.2%
Information Technology	23.3%
Health Care	15.0%
Financials	12.2%
Materials	9.9%
Real Estate	8.5%
Consumer Discretionary	2.9%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)*

HEICO Corp., Class A	5.82%
Ecolab, Inc.	5.16%
Vulcan Materials Co.	4.75%
Veeva Systems, Inc., Class A	4.29%
CBRE Group, Inc., Class A	4.26%
CoStar Group, Inc.	4.23%
Veralto Corp.	4.08%
Appfolio, Inc.	3.95%
TransDigm Group, Inc.	3.62%
Goosehead Insurance, Inc., Class A	3.48%

* excluding cash equivalents

C000115949
Shareholder Report [Line Items]
Fund Name					DF Dent Small Cap Growth Fund
Class Name					Investor
Trading Symbol					DFDSX
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about the DF Dent Small Cap Growth Fund for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the DF Dent Small Cap Growth Fund for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

Additional Information Phone Number					(866) 233-3368
Additional Information Website					https://dfdent.com/literature/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$108	1.04%

Expenses Paid, Amount					$ 108
Expense Ratio, Percent					1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the period from July 1, 2024, through June 30, 2025, the DF Dent Small Cap Growth Fund underperformed the Russell 2000 Index and the Russell 2000 Growth Index.

The underperformance was a function of stock selection rather than sector allocation, though the drivers were more nuanced. Two notable contributors to underperformance were our exposure to companies in the life sciences industry, which performed poorly, and our relative lack of exposure to companies in several momentum-driven industries such as artificial intelligence, quantum computing, and space. The former impacted stock selection within our healthcare exposure while the latter primarily impacted stock selection in information technology but also extended materially into industrials.

The Fund’s performance relative to the Russell 2000 Index was driven primarily by sector allocation. Notably, being underweight the benchmark in the Energy sector and overweight the benchmark in the Information Technology and Industrials sectors contributed to the Fund’s performance, as did stock selection in the Financials and Materials sectors. Financials, Industrials, Consumer Staples, and Communication Services were the top performing sectors in the Russell 2000 Index. Stock selection in the Health Care, Consumer Staples, and Information Technology sectors detracted the most from performance. Energy, followed by Health Care were the two detractors from the benchmark’s performance.

The underperformance relative to the Russell 2000 Growth Index was driven almost entirely by stock selection. Stock selection in the Consumer Discretionary, Health Care, Consumer Staples, Industrials, and Information Technology sectors were all drags versus the index. Financials, Industrials, Information Technology, and Consumer Staples were the top performing sectors in the Russell 2000 Growth Index.  Allocation was a noticeable positive versus the index with overweights in Financials and Industrials and underweights in Health Care and Energy contributing the most. Energy, followed by Health Care were the two detractors from the benchmark’s performance.

Top Contributors

  Guidewire Software, Inc.

  Goosehead Insurance, Inc., Class A

  HEICO Corp., Class A

  Perimeter Solutions, Inc.

  Hamilton Lane, Inc., Class A

Top Detractors

  RxSight, Inc.

  Bio-Techne Corp.

  Medpace Holdings, Inc.

  Charles River Laboratories International, Inc.

  SPS Commerce, Inc.

Performance Past Does Not Indicate Future [Text]					The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Investor Shares	Russell 2000® Index	Russell 2000 Growth Index
6/30/15	$10,000	$10,000	$10,000
9/30/15	$8,879	$8,808	$8,694
12/31/15	$8,792	$9,125	$9,069
3/31/16	$8,726	$8,986	$8,645
6/30/16	$9,494	$9,327	$8,925
9/30/16	$10,122	$10,171	$9,748
12/31/16	$10,238	$11,069	$10,096
3/31/17	$10,453	$11,342	$10,636
6/30/17	$10,981	$11,621	$11,103
9/30/17	$11,452	$12,280	$11,793
12/31/17	$11,832	$12,690	$12,334
3/31/18	$12,221	$12,680	$12,617
6/30/18	$13,196	$13,663	$13,530
9/30/18	$14,353	$14,151	$14,277
12/31/18	$11,653	$11,293	$11,186
3/31/19	$13,641	$12,940	$13,104
6/30/19	$15,176	$13,211	$13,464
9/30/19	$14,661	$12,894	$12,902
12/31/19	$15,887	$14,175	$14,372
3/31/20	$12,663	$9,835	$10,669
6/30/20	$16,554	$12,335	$13,932
9/30/20	$17,599	$12,944	$14,929
12/31/20	$21,398	$17,005	$19,349
3/31/21	$21,425	$19,164	$20,292
6/30/21	$22,943	$19,987	$21,087
9/30/21	$23,173	$19,115	$19,895
12/31/21	$24,518	$19,524	$19,898
3/31/22	$20,628	$18,055	$17,385
6/30/22	$17,133	$14,951	$14,038
9/30/22	$16,408	$14,624	$14,072
12/31/22	$17,086	$15,534	$14,653
3/31/23	$18,565	$15,960	$15,543
6/30/23	$19,554	$16,790	$16,639
9/30/23	$18,932	$15,929	$15,421
12/31/23	$20,891	$18,164	$17,387
3/31/24	$22,624	$19,105	$18,705
6/30/24	$20,995	$18,479	$18,159
9/30/24	$23,519	$20,192	$19,687
12/31/24	$23,171	$20,260	$20,022
3/31/25	$21,428	$18,340	$17,796
6/30/25	$22,436	$19,898	$19,926

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Investor Shares	6.86%	6.27%	8.42%
Russell 2000® Index	7.68%	10.04%	7.12%
Russell 2000 Growth Index	9.73%	7.42%	7.14%

No Deduction of Taxes [Text Block]					The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]					Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell 2000 Growth Index to the Russell 2000 Index due to regulatory requirements. The Fund retained the Russell 2000 Growth Index as a secondary benchmark because the Russell 2000 Growth Index more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]					The Fund retained the Russell 2000 Growth Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet					$ 188,041,543
Holdings Count | Holding					47
Advisory Fees Paid, Amount					$ 1,526,658
InvestmentCompanyPortfolioTurnover					36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$188,041,543
# of Portfolio Holdings	47
Portfolio Turnover Rate	36%
Investment Advisory Fees (Net of fees waived)	$1,526,658

Holdings [Text Block]

Sector Weightings

(% total investments)*

Value	Value
Industrials	35.2%
Information Technology	22.6%
Financials	14.2%
Health Care	13.4%
Materials	6.2%
Consumer Discretionary	5.3%
Consumer Staples	3.1%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)*

HEICO Corp., Class A	4.86%
Perimeter Solutions, Inc.	3.50%
RBC Bearings, Inc.	3.39%
Core & Main, Inc., Class A	3.27%
Hamilton Lane, Inc., Class A	3.21%
Manhattan Associates, Inc.	3.20%
Murphy USA, Inc.	3.11%
Goosehead Insurance, Inc., Class A	3.08%
Casella Waste Systems, Inc.	3.04%
Repligen Corp.	2.95%

* excluding cash equivalents

C000195206
Shareholder Report [Line Items]
Fund Name					DF Dent Small Cap Growth Fund
Class Name					Institutional
Trading Symbol					DFSGX
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about the DF Dent Small Cap Growth Fund for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the DF Dent Small Cap Growth Fund for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

Additional Information Phone Number					(866) 233-3368
Additional Information Website					https://dfdent.com/literature/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$98	0.94%

Expenses Paid, Amount					$ 98
Expense Ratio, Percent					0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the period from July 1, 2024, through June 30, 2025, the DF Dent Small Cap Growth Fund underperformed the Russell 2000 Index and the Russell 2000 Growth Index.

The underperformance was a function of stock selection rather than sector allocation, though the drivers were more nuanced. Two notable contributors to underperformance were our exposure to companies in the life sciences industry, which performed poorly, and our relative lack of exposure to companies in several momentum-driven industries such as artificial intelligence, quantum computing, and space. The former impacted stock selection within our healthcare exposure while the latter primarily impacted stock selection in information technology but also extended materially into industrials.

The Fund’s performance relative to the Russell 2000 Index was driven primarily by sector allocation. Notably, being underweight the benchmark in the Energy sector and overweight the benchmark in the Information Technology and Industrials sectors contributed to the Fund’s performance, as did stock selection in the Financials and Materials sectors. Financials, Industrials, Consumer Staples, and Communication Services were the top performing sectors in the Russell 2000 Index. Stock selection in the Health Care, Consumer Staples, and Information Technology sectors detracted the most from performance. Energy, followed by Health Care were the two detractors from the benchmark’s performance.

The underperformance relative to the Russell 2000 Growth Index was driven almost entirely by stock selection. Stock selection in the Consumer Discretionary, Health Care, Consumer Staples, Industrials, and Information Technology sectors were all drags versus the index. Financials, Industrials, Information Technology, and Consumer Staples were the top performing sectors in the Russell 2000 Growth Index.  Allocation was a noticeable positive versus the index with overweights in Financials and Industrials and underweights in Health Care and Energy contributing the most. Energy, followed by Health Care were the two detractors from the benchmark’s performance.

Top Contributors

  Guidewire Software, Inc.

  Goosehead Insurance, Inc., Class A

  HEICO Corp., Class A

  Perimeter Solutions, Inc.

  Hamilton Lane, Inc., Class A

Top Detractors

  RxSight, Inc.

  Bio-Techne Corp.

  Medpace Holdings, Inc.

  Charles River Laboratories International, Inc.

  SPS Commerce, Inc.

Performance Past Does Not Indicate Future [Text]					The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Institutional SharesFootnote Reference1	Russell 2000® Index	Russell 2000 Growth Index
6/30/15	$500,000	$500,000	$500,000
9/30/15	$443,944	$440,411	$434,692
12/31/15	$439,585	$456,238	$453,469
3/31/16	$436,280	$449,310	$432,233
6/30/16	$474,702	$466,347	$446,242
9/30/16	$506,101	$508,532	$487,392
12/31/16	$511,885	$553,453	$504,793
3/31/17	$522,627	$567,101	$531,793
6/30/17	$549,068	$581,072	$555,133
9/30/17	$572,617	$614,010	$589,652
12/31/17	$591,622	$634,519	$616,688
3/31/18	$611,453	$633,985	$630,869
6/30/18	$659,791	$683,142	$676,497
9/30/18	$718,457	$707,574	$713,861
12/31/18	$583,048	$564,633	$559,288
3/31/19	$682,885	$646,980	$655,177
6/30/19	$760,093	$660,535	$673,181
9/30/19	$734,357	$644,676	$645,089
12/31/19	$796,107	$708,756	$718,592
3/31/20	$634,454	$491,772	$533,447
6/30/20	$829,429	$616,773	$696,598
9/30/20	$882,112	$647,192	$746,460
12/31/20	$1,072,956	$850,229	$967,457
3/31/21	$1,074,796	$958,200	$1,014,623
6/30/21	$1,151,140	$999,331	$1,054,371
9/30/21	$1,162,637	$955,757	$994,771
12/31/21	$1,230,787	$976,224	$994,882
3/31/22	$1,035,386	$902,755	$869,255
6/30/22	$860,232	$747,525	$701,886
9/30/22	$823,977	$731,175	$703,583
12/31/22	$858,349	$776,719	$732,656
3/31/23	$932,742	$797,984	$777,148
6/30/23	$982,652	$839,521	$831,957
9/30/23	$951,576	$796,469	$771,069
12/31/23	$1,050,453	$908,208	$869,359
3/31/24	$1,138,031	$955,255	$935,272
6/30/24	$1,056,104	$923,944	$907,970
9/30/24	$1,183,702	$1,009,620	$984,331
12/31/24	$1,166,752	$1,012,997	$1,001,104
3/31/25	$1,079,175	$916,975	$889,823
6/30/25	$1,130,026	$994,915	$996,296

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional SharesFootnote Reference1	7.00%	6.38%	8.50%
Russell 2000® Index	7.68%	10.04%	7.12%
Russell 2000 Growth Index	9.73%	7.42%	7.14%

Performance Inception Date			Nov. 20, 2017
No Deduction of Taxes [Text Block]					The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]					Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell 2000 Growth Index to the Russell 2000 Index due to regulatory requirements. The Fund retained the Russell 2000 Growth Index as a secondary benchmark because the Russell 2000 Growth Index more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]					The Fund retained the Russell 2000 Growth Index as a secondary benchmark
AssetsNet					$ 188,041,543
Holdings Count | Holding					47
Advisory Fees Paid, Amount					$ 1,526,658
InvestmentCompanyPortfolioTurnover					36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$188,041,543
# of Portfolio Holdings	47
Portfolio Turnover Rate	36%
Investment Advisory Fees (Net of fees waived)	$1,526,658

Holdings [Text Block]

Sector Weightings

(% total investments)*

Value	Value
Industrials	35.2%
Information Technology	22.6%
Financials	14.2%
Health Care	13.4%
Materials	6.2%
Consumer Discretionary	5.3%
Consumer Staples	3.1%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)*

HEICO Corp., Class A	4.86%
Perimeter Solutions, Inc.	3.50%
RBC Bearings, Inc.	3.39%
Core & Main, Inc., Class A	3.27%
Hamilton Lane, Inc., Class A	3.21%
Manhattan Associates, Inc.	3.20%
Murphy USA, Inc.	3.11%
Goosehead Insurance, Inc., Class A	3.08%
Casella Waste Systems, Inc.	3.04%
Repligen Corp.	2.95%

* excluding cash equivalents

C000256263
Shareholder Report [Line Items]
Fund Name					DF Dent Small Cap Growth Fund
Class Name					Institutional Plus
Trading Symbol					DFSLX
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about the DF Dent Small Cap Growth Fund for the period of February 25, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the DF Dent Small Cap Growth Fund for the period of February 25, 2025, to June 30, 2025. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

Additional Information Phone Number					(866) 233-3368
Additional Information Website					https://dfdent.com/literature/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Plus Shares	$28	0.84%
Footnote	Description
Footnote[1]	Annualized for periods less than one year.

Expenses Paid, Amount					$ 28
Expense Ratio, Percent					0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the period from February 25, 2025, through June 30, 2025, the DF Dent Small Cap Growth Fund underperformed the Russell 2000 Index and the Russell 2000 Growth Index.

The underperformance was a function of stock selection rather than sector allocation, though the drivers were more nuanced. Two notable contributors to underperformance were our exposure to companies in the life sciences industry, which performed poorly, and our relative lack of exposure to companies in several momentum-driven industries such as artificial intelligence, quantum computing, and space. The former impacted stock selection within our healthcare exposure while the latter primarily impacted stock selection in information technology but also extended materially into industrials.

The Fund’s performance relative to the Russell 2000 Index was driven primarily by sector allocation. Notably, being underweight the benchmark in the Energy sector and overweight the benchmark in the Information Technology and Industrials sectors contributed to the Fund’s performance, as did stock selection in the Financials and Materials sectors. Financials, Industrials, Consumer Staples, and Communication Services were the top performing sectors in the Russell 2000 Index. Stock selection in the Health Care, Consumer Staples, and Information Technology sectors detracted the most from performance. Energy, followed by Health Care were the two detractors from the benchmark’s performance.

The underperformance relative to the Russell 2000 Growth Index was driven almost entirely by stock selection. Stock selection in the Consumer Discretionary, Health Care, Consumer Staples, Industrials, and Information Technology sectors were all drags versus the index. Financials, Industrials, Information Technology, and Consumer Staples were the top performing sectors in the Russell 2000 Growth Index.  Allocation was a noticeable positive versus the index with overweights in Financials and Industrials and underweights in Health Care and Energy contributing the most. Energy, followed by Health Care were the two detractors from the benchmark’s performance.

Top Contributors

  Guidewire Software, Inc.

  Goosehead Insurance, Inc., Class A

  HEICO Corp., Class A

  Perimeter Solutions, Inc.

  Hamilton Lane, Inc., Class A

Top Detractors

  RxSight, Inc.

  Bio-Techne Corp.

  Medpace Holdings, Inc.

  Charles River Laboratories International, Inc.

  SPS Commerce, Inc.

Performance Past Does Not Indicate Future [Text]					The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Institutional Plus SharesFootnote Reference1	Russell 2000® Index	Russell 2000 Growth Index
6/30/15	$100,000,000	$100,000,000	$100,000,000
9/30/15	$88,788,871	$88,082,155	$86,938,363
12/31/15	$87,917,019	$91,247,625	$90,693,807
3/31/16	$87,255,989	$89,862,028	$86,446,659
6/30/16	$94,940,465	$93,269,407	$89,248,392
9/30/16	$101,220,252	$101,706,461	$97,478,366
12/31/16	$102,377,055	$110,690,665	$100,958,536
3/31/17	$104,525,403	$113,420,196	$106,358,564
6/30/17	$109,813,645	$116,214,405	$111,026,510
9/30/17	$114,523,485	$122,802,037	$117,930,423
12/31/17	$118,324,409	$126,903,894	$123,337,689
3/31/18	$122,207,962	$126,797,017	$126,173,706
6/30/18	$131,958,158	$136,628,488	$135,299,366
9/30/18	$143,526,186	$141,514,782	$142,772,275
12/31/18	$116,526,941	$112,926,687	$111,857,508
3/31/19	$136,406,632	$129,395,985	$131,035,327
6/30/19	$151,760,143	$132,106,920	$134,636,224
9/30/19	$146,612,723	$128,935,285	$129,017,723
12/31/19	$158,873,459	$141,751,113	$143,718,394
3/31/20	$126,630,432	$98,354,386	$106,689,430
6/30/20	$165,538,218	$123,354,696	$139,319,539
9/30/20	$175,985,679	$129,438,454	$149,291,994
12/31/20	$213,975,731	$170,045,879	$193,491,456
3/31/21	$214,251,710	$191,640,054	$202,924,613
6/30/21	$229,430,556	$199,866,278	$210,874,117
9/30/21	$231,730,381	$191,151,366	$198,954,223
12/31/21	$245,176,914	$195,244,823	$198,976,497
3/31/22	$206,276,390	$180,551,080	$173,850,926
6/30/22	$171,331,850	$149,505,012	$140,377,104
9/30/22	$164,079,210	$146,235,051	$140,716,619
12/31/22	$170,860,900	$155,343,737	$146,531,282
3/31/23	$185,648,751	$159,596,736	$155,429,689
6/30/23	$195,538,714	$167,904,184	$166,391,418
9/30/23	$189,322,166	$159,293,863	$154,213,848
12/31/23	$208,913,713	$181,641,683	$173,871,752
3/31/24	$226,244,698	$191,050,907	$187,054,375
6/30/24	$209,949,805	$184,788,843	$181,594,003
9/30/24	$235,192,760	$201,924,011	$196,866,195
12/31/24	$231,707,725	$202,599,338	$200,220,701
3/31/25	$214,278,699	$183,395,014	$177,964,632
6/30/25	$224,469,091	$198,982,977	$199,259,195

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Plus SharesFootnote Reference1	6.91%	6.28%	8.42%
Russell 2000® Index	7.68%	10.04%	7.12%
Russell 2000 Growth Index	9.73%	7.42%	7.14%

Performance Inception Date				Feb. 25, 2025
No Deduction of Taxes [Text Block]					The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]					Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell 2000 Growth Index to the Russell 2000 Index due to regulatory requirements. The Fund retained the Russell 2000 Growth Index as a secondary benchmark because the Russell 2000 Growth Index more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]					The Fund retained the Russell 2000 Growth Index as a secondary benchmark
AssetsNet					$ 188,041,543
Holdings Count | Holding					47
Advisory Fees Paid, Amount					$ 1,526,658
InvestmentCompanyPortfolioTurnover					36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$188,041,543
# of Portfolio Holdings	47
Portfolio Turnover Rate	36%
Investment Advisory Fees (Net of fees waived)	$1,526,658

Holdings [Text Block]

Sector Weightings

(% total investments)*

Value	Value
Industrials	35.2%
Information Technology	22.6%
Financials	14.2%
Health Care	13.4%
Materials	6.2%
Consumer Discretionary	5.3%
Consumer Staples	3.1%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)*

HEICO Corp., Class A	4.86%
Perimeter Solutions, Inc.	3.50%
RBC Bearings, Inc.	3.39%
Core & Main, Inc., Class A	3.27%
Hamilton Lane, Inc., Class A	3.21%
Manhattan Associates, Inc.	3.20%
Murphy USA, Inc.	3.11%
Goosehead Insurance, Inc., Class A	3.08%
Casella Waste Systems, Inc.	3.04%
Repligen Corp.	2.95%

* excluding cash equivalents